RELATED PARTY TRANSACTIONS - Purchase of Ordinary Shares (Details) - Market offering 2024 $ in Millions	1 Months Ended
Sep. 30, 2025 USD ($) shares
Huiying Memorial Foundation
RELATED PARTY TRANSACTIONS
Shares issued | shares	230,000
Gross proceeds from the offering | $	$ 0.5
Panacea Venture Healthcare Fund II, L.P.
RELATED PARTY TRANSACTIONS
Shares issued | shares	1,500,000
Gross proceeds from the offering | $	$ 2.3